Separate Accounts, Death Benefits and Other Insurance Benefit Features	12 Months Ended
Dec. 31, 2012
Separate Accounts, Death Benefits and Other Insurance Benefit Features [Abstract]
Separate Accounts, Death Benefits and Other Insurance Benefit Features
Separate Accounts, Death Benefits and Other Insurance Benefit Features
U.S. GMDB, International GMDB/GMIB, and UL Secondary Guarantee Benefits
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits are as follows:

	U.S. GMDB	International GMDB/GMIB	UL Secondary Guarantees
Liability balance as of January 1, 2012	$1,104	$975	$228
Incurred	210	133	113
Paid	(185)	(189)	—
Unlock	(211)	(155)	22
Currency translation adjustment	—	(103)	—
Liability balance as of December 31, 2012	$918	$661	$363
Reinsurance recoverable asset, as of January 1, 2012	$724	$40	$22
Incurred	121	9	(1)
Paid	(121)	(27)	—
Unlock	(116)	18	—
Currency translation adjustment	—	(4)	—
Reinsurance recoverable asset, as of December 31, 2012	$608	$36	$21

	U.S. GMDB	International GMDB/GMIB	UL Secondary Guarantees
Liability balance as of January 1, 2011	$1,053	$696	$113
Incurred	220	122	53
Paid	(222)	(165)	—
Unlock	53	287	62
Currency translation adjustment	—	35	—
Liability balance as of December 31, 2011	$1,104	$975	$228
Reinsurance recoverable asset, as of January 1, 2011	$686	$36	$30
Incurred	128	18	(8)
Paid	(143)	(30)	—
Unlock	53	15	—
Currency translation adjustment	—	1	—
Reinsurance recoverable asset, as of December 31, 2011	$724	$40	$22

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2012:

Individual Variable and Group Annuity Account Value by GMDB/GMIB Type
Maximum anniversary value (“MAV”) [1]	Account Value (“AV”) [8]	Net Amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV only	$19,509	$3,973	$783	69
With 5% rollup [2]	1,517	379	115	69
With Earnings Protection Benefit Rider (“EPB”) [3]	4,990	582	80	66
With 5% rollup & EPB	561	127	28	69
Total MAV	26,577	5,061	1,006
Asset Protection Benefit (“APB”) [4]	20,008	1,069	701	67
Lifetime Income Benefit (“LIB”) – Death Benefit [5]	1,063	33	33	65
Reset [6] (5-7 years)	3,098	140	138	69
Return of Premium (“ROP”) [7]/Other	21,807	327	310	66
Subtotal U.S. GMDB	72,553	6,630	2,188	67
Less: General Account Value with U.S. GMDB	7,405
Subtotal Separate Account Liabilities with GMDB	65,148
Separate Account Liabilities without U.S. GMDB	76,421
Total Separate Account Liabilities	$141,569
Japan GMDB [9], [11]	$27,716	$5,736	$4,831	70
Japan GMIB [9], [11]	$25,960	$3,316	$3,316	70

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV or net premiums paid.

[8]	AV includes the contract holder’s investment in the separate account and the general account.

[9]
GMDB includes a ROP and MAV (before age 80 years) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity which allows for free withdrawal of earnings, paid through a fixed payout annuity, after a minimum deferral period of 10 years, 15 years or 20 years. The GRB related to the Japan GMIB was $28.6 billion and $34.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $578 as of December 31, 2012 and $701 as of December 31, 2011. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 55% of the GMDB RNAR and 73% of the GMIB NAR is reinsured to a Hartford affiliate, as a result, the effects of the reinsurance are not reflected in this disclosure.

[10]
NAR is defined as the guaranteed benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity markets movements and increase when equity markets decline. Additionally Japan’s NAR and RNAR are highly sensitive to currency movements and increase when the Yen strengthens.

[11]
Policies with a guaranteed living benefit (GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown in the table above, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

In the U.S., account balances of contracts with guarantees were invested in variable separate accounts as follows:

Asset type	As of December 31, 2012	As of December 31, 2011
Equity securities (including mutual funds)	$58,208	$61,472
Cash and cash equivalents	6,940	7,516
Total	$65,148	$68,988

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.
See Note 5 for further information on guaranteed living benefits that are accounted for at fair value, such as GMWB.